Mischler Financial Group [Member] N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BLACKROCK LIQUIDITY FUNDS
Entity Central Index Key	0000097098
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Oct. 14, 2025